Financial risk management (Detail 3) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Financial Risk Management [Line Items]
Gains (losses) on net monetary position	$ (4,204)	$ (6,655)	$ (12,537)
Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Gains (losses) on net monetary position	(34,035)	96,967
Increase (Decrease) In Profit And Loss Due To Reasonably Possible Increase In Designated Risk Component	(3,403)	9,696
Colombia, Pesos | Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Gains (losses) on net monetary position	$ 30,639	$ 19,761
Percentage Of Reasonably Possible Increase In Risk Assumption	(10.00%)	(10.00%)
Increase (Decrease) In Profit And Loss Due To Reasonably Possible Increase In Designated Risk Component	$ 3,064	$ 1,976
Costa Rica, Colones | Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Gains (losses) on net monetary position	$ (20,132)
Percentage Of Reasonably Possible Increase In Risk Assumption	(10.00%)
Increase (Decrease) In Profit And Loss Due To Reasonably Possible Increase In Designated Risk Component	$ (2,013)
Nigeria, Nairas | Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Gains (losses) on net monetary position	$ (19,916)	$ (23,939)
Percentage Of Reasonably Possible Increase In Risk Assumption	(10.00%)	(10.00%)
Increase (Decrease) In Profit And Loss Due To Reasonably Possible Increase In Designated Risk Component	$ (1,992)	$ (2,394)
Viet Nam, Dong | Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Gains (losses) on net monetary position	$ (12,687)
Percentage Of Reasonably Possible Increase In Risk Assumption	(10.00%)
Increase (Decrease) In Profit And Loss Due To Reasonably Possible Increase In Designated Risk Component	$ (1,269)
Brazil, Brazil Real | Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Gains (losses) on net monetary position	$ (11,939)	$ 34,509
Percentage Of Reasonably Possible Increase In Risk Assumption	(10.00%)	(10.00%)
Increase (Decrease) In Profit And Loss Due To Reasonably Possible Increase In Designated Risk Component	$ (1,194)	$ 3,451
Argentina, Pesos | Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Gains (losses) on net monetary position		$ 19,213
Percentage Of Reasonably Possible Increase In Risk Assumption		(10.00%)
Increase (Decrease) In Profit And Loss Due To Reasonably Possible Increase In Designated Risk Component		$ 1,921
Mexico, Pesos | Currency risk [member]
Disclosure Of Financial Risk Management [Line Items]
Gains (losses) on net monetary position		$ 47,423
Percentage Of Reasonably Possible Increase In Risk Assumption		(10.00%)
Increase (Decrease) In Profit And Loss Due To Reasonably Possible Increase In Designated Risk Component		$ 4,742